UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

This annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$51	0.50%

What drove fund performance during the past 12 months?

  Shorter-term bonds posted modest gains in 2024, as surprisingly strong economic data in recent months led to an evolving market sentiment and outlook for the timing of Federal Reserve interest rate cuts. While short-term U.S. Treasury yields came down since June, they remained well above pandemic-era levels as the market lowered its near-term rate cut expectations in December.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our bias to overweight investment-grade (IG) corporates relative to Treasuries, coupled with out-of-benchmark securitized allocations, contributed to relative performance. Security selection choices within BBB and A rated IG corporate bonds also aided performance.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the 5-, 10-, and 20-year rates hurt performance, offsetting gains from a relative-to-the-benchmark underweight to the 6-month and 2-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to IG corporate bonds decreased over the reporting period but continued to represent its largest position. We focused on additions in securitized sectors, and our allocation in those sectors increased in 2024.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives did not have a notable impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Limited-Term Bond Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,046	10,161	10,059
2015	10,056	9,990	10,072
2015	10,062	10,113	10,102
2015	10,031	10,055	10,065
2016	10,103	10,360	10,164
2016	10,201	10,589	10,232
2016	10,217	10,638	10,234
2016	10,168	10,321	10,194
2017	10,204	10,406	10,236
2017	10,262	10,556	10,268
2017	10,278	10,645	10,302
2017	10,275	10,687	10,281
2018	10,254	10,531	10,260
2018	10,279	10,514	10,289
2018	10,313	10,516	10,323
2018	10,397	10,688	10,445
2019	10,547	11,003	10,571
2019	10,701	11,341	10,728
2019	10,787	11,599	10,802
2019	10,849	11,620	10,866
2020	10,640	11,985	11,049
2020	11,122	12,332	11,179
2020	11,242	12,409	11,205
2020	11,360	12,492	11,228
2021	11,402	12,071	11,223
2021	11,420	12,291	11,228
2021	11,433	12,298	11,238
2021	11,375	12,299	11,175
2022	11,083	11,569	10,897
2022	10,918	11,026	10,828
2022	10,771	10,502	10,668
2022	10,861	10,699	10,763
2023	11,011	11,016	10,925
2023	11,002	10,923	10,885
2023	11,096	10,570	10,964
2023	11,397	11,291	11,259
2024	11,483	11,203	11,307
2024	11,608	11,210	11,414
2024	11,937	11,793	11,752
2024	11,963	11,432	11,750

202501-4140694, 202502-4108641

E303-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class)	4.96%	1.97%	1.81%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	4.36	1.58	1.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$192,288
  Number of Portfolio Holdings808
  Investment Advisory Fees Paid (000s)$571
  Portfolio Turnover Rate123.7%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.7%
AA Rated	8.7
A Rated	20.8
BBB Rated	24.8
BB Rated and Below	0.8
Not Rated	0.8
U.S. Government Agency Securities	6.6
U.S. Treasury Securities	19.9
Reserves	1.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.3
Government National Mortgage Assn.	1.1
CVS Health	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.7
JPMorgan Chase	0.7
CarMax Auto Owner Trust	0.6
Volkswagen Group of America Finance	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

This annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$77	0.75%

What drove fund performance during the past 12 months?

  Shorter-term bonds posted modest gains in 2024, as surprisingly strong economic data in recent months led to an evolving market sentiment and outlook for the timing of Federal Reserve interest rate cuts. While short-term U.S. Treasury yields came down since June, they remained well above pandemic-era levels as the market lowered its near-term rate cut expectations in December.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our bias to overweight investment-grade (IG) corporates relative to Treasuries, coupled with out-of-benchmark securitized allocations, contributed to relative performance. Security selection choices within BBB and A rated IG corporate bonds also aided performance.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the 5-, 10-, and 20-year rates hurt performance, offsetting gains from a relative-to-the-benchmark underweight to the 6-month and 2-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to IG corporate bonds decreased over the reporting period but continued to represent its largest position. We focused on additions in securitized sectors, and our allocation in those sectors increased in 2024.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives did not have a notable impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Limited-Term Bond Portfolio-II Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,040	10,161	10,059
2015	10,044	9,990	10,072
2015	10,043	10,113	10,102
2015	10,006	10,055	10,065
2016	10,073	10,360	10,164
2016	10,165	10,589	10,232
2016	10,174	10,638	10,234
2016	10,119	10,321	10,194
2017	10,148	10,406	10,236
2017	10,200	10,556	10,268
2017	10,210	10,645	10,302
2017	10,201	10,687	10,281
2018	10,173	10,531	10,260
2018	10,192	10,514	10,289
2018	10,240	10,516	10,323
2018	10,295	10,688	10,445
2019	10,438	11,003	10,571
2019	10,584	11,341	10,728
2019	10,663	11,599	10,802
2019	10,717	11,620	10,866
2020	10,503	11,985	11,049
2020	10,974	12,332	11,179
2020	11,086	12,409	11,205
2020	11,195	12,492	11,228
2021	11,230	12,071	11,223
2021	11,240	12,291	11,228
2021	11,246	12,298	11,238
2021	11,181	12,299	11,175
2022	10,887	11,569	10,897
2022	10,717	11,026	10,828
2022	10,565	10,502	10,668
2022	10,646	10,699	10,763
2023	10,788	11,016	10,925
2023	10,772	10,923	10,885
2023	10,857	10,570	10,964
2023	11,145	11,291	11,259
2024	11,222	11,203	11,307
2024	11,338	11,210	11,414
2024	11,652	11,793	11,752
2024	11,670	11,432	11,750

202501-4140694, 202502-4108641

E353-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio-II Class)	4.70%	1.72%	1.56%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	4.36	1.58	1.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$192,288
  Number of Portfolio Holdings808
  Investment Advisory Fees Paid (000s)$571
  Portfolio Turnover Rate123.7%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.7%
AA Rated	8.7
A Rated	20.8
BBB Rated	24.8
BB Rated and Below	0.8
Not Rated	0.8
U.S. Government Agency Securities	6.6
U.S. Treasury Securities	19.9
Reserves	1.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.3
Government National Mortgage Assn.	1.1
CVS Health	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.7
JPMorgan Chase	0.7
CarMax Auto Owner Trust	0.6
Volkswagen Group of America Finance	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 4.66 $ 4.59 $ 4.91 $ 5.00 $ 4.87
Investment activities
Net investment income
(1)(2)
0.20 0.15 0.09 0.07 0.10
Net realized and unrealized gain/loss 0.03 0.07 (0.31) (0.06) 0.13
Total from investment activities 0.23 0.22 (0.22) 0.01 0.23
Distributions
Net investment income (0.20) (0.15) (0.09) (0.07) (0.10)
Net realized gain – – (0.01) (0.03) –
Total distributions (0.20) (0.15) (0.10) (0.10) (0.10)
NET ASSET VALUE
End of period $ 4.69 $ 4.66 $ 4.59 $ 4.91 $ 5.00
Ratios/Supplemental Data
Total return
(2)(3)
4.96% 4.94% (4.52)% 0.13% 4.71%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.63% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/payments by Price
Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 4.22% 3.32% 1.93% 1.31% 2.04%
Portfolio turnover rate 123.7% 72.5% 86.3% 64.3% 70.4%
Net assets, end of period (in thousands) $ 172,503 $ 168,464 $ 161,043 $ 171,166 $ 139,173
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 4.64 $ 4.57 $ 4.89 $ 4.98 $ 4.85
Investment activities
Net investment income
(1)(2)
0.19 0.14 0.08 0.05 0.08
Net realized and unrealized gain/loss 0.02 0.07 (0.31) (0.06) 0.13
Total from investment activities 0.21 0.21 (0.23) (0.01) 0.21
Distributions
Net investment income (0.18) (0.14) (0.08) (0.05) (0.08)
Net realized gain – – (0.01) (0.03) –
Total distributions (0.18) (0.14) (0.09) (0.08) (0.08)
NET ASSET VALUE
End of period $ 4.67 $ 4.64 $ 4.57 $ 4.89 $ 4.98
Ratios/Supplemental Data
Total return
(2)(3)
4.70% 4.69% (4.78)% (0.13)% 4.46%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.87% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 3.98% 3.07% 1.69% 1.06% 1.68%
Portfolio turnover rate 123.7% 72.5% 86.3% 64.3% 70.4%
Net assets, end of period (in thousands) $ 19,785 $ 17,039 $ 17,217 $ 18,786 $ 15,503
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2024

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.1%
Car Loan  6.4%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 36 36
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 196 198
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 196 198
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 233 234
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class C
1.06%, 8/18/26  34 34
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class C
0.89%, 10/19/26  91 90
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 113
AmeriCredit Automobile Receivables
Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 227
AmeriCredit Automobile Receivables
Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 407
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 230 232
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 337
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.669%, 12/26/31 (1) 178 178
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 268
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 179
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 102
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  135 140
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 139
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  75 75
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 142
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 102
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  50 50
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 65
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 294
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 179
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 21 21
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 203
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 239 241
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 50
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 210 209
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 142
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 453
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  210 211
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 100

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 71
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 138
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 210 209
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 141
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 412
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 116
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 137
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 141
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 272
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  295 298
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 110
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 265
Huntington Bank Auto Credit-Linked
Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 257 260
Huntington Bank Auto Credit-Linked
Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 294 294
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 45 46
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 177
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) — —
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 3 3
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 167 169
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 214 216
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 249
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  232 228
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 361
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 330
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 69 69
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 75 75
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 70 71
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 269
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 80
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 25
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 134 136

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 151
12,373
Other Asset-Backed Securities  13.2%
AMSR Trust
Series 2020-SFR3, Class C
2.056%, 9/17/37 (1) 230 225
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 86 87
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 100 101
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 272 267
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 512 486
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 282 285
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 121
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 5.978%, 4/15/34 (1) 250 250
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/30 (1) 375 376
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 245 246
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 100
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.723%, 11/15/30 (1) 371 372
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 98 96
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 10/21/31 (1)(2) 385 385
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 10/21/31 (1)(2) 250 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 100 100
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 99
Par/Shares $ Value
(Amounts in 000s)
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  115 116
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 104 106
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 343
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 102
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 188
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 70
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 184 182
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 102 100
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.009%, 7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 126 122
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 33 31
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 79 81
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 488
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 306
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.649%, 7/23/32 (1) 250 251
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.959%, 7/23/32 (1) 250 251

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.209%, 7/23/32 (1) 300 301
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.425%, 10/20/32 (1) 385 385
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.775%, 10/20/32 (1) 560 559
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.032%, 10/18/33 (1) 580 582
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 116 114
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 127 124
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 524 493
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 140 125
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 43 42
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 226 229
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 59 60
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 277
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 205
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 342
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 106
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 208 198
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 50 49
Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.776%, 11/21/30 (1) 356 356
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.849%, 7/27/31 (1) 219 219
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.429%, 7/27/31 (1) 250 250
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.667%, 10/20/29 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.432%, 10/18/30 (1) 530 531
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.946%, 10/15/32 (1) 485 486
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.919%, 7/16/31 (1) 124 124
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 536 537
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.597%, 7/23/32 (1) 365 365
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 4/20/33 (1) 224 224
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 96
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 56 53
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 74 71
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 25 24
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 184 183
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 90 93
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 73 74
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.869%, 1/20/32 (1) 374 375
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/30 (1) 315 315
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 11 11

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 180
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 51 51
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 28 28
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 100 100
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 100
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 198 198
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.767%, 1/20/31 (1) 334 335
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 90 90
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 167
Progress Residential
Series 2021-SFR1, Class D
1.805%, 4/17/38 (1) 240 233
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 228
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 626 627
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.276%, 7/25/31 (1) 530 531
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 159
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 290 297
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 12 12
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 37 35
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 76 73
Par/Shares $ Value
(Amounts in 000s)
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 6.141%, 1/20/32 (1) 250 250
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 6.337%, 10/25/29 (1) 350 350
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 5.938%, 1/15/34 (1) 369 370
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 6.518%, 1/15/34 (1) 250 251
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.959%, 4/20/33 (1) 224 224
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.817%, 10/20/30 (1) 316 316
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 174 174
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.716%, 4/15/31 (1) 145 145
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/31 (1) 265 265
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.656%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 380 381
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24, Cost $345 (3) 345 345
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 138
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 253
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 421 422
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.956%, 1/25/34 (1) 580 581
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 157 159
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 101
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/31 (1) 250 250

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 0.818%, 5.436%, 10/20/31 (1) 260 260
25,315
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 60 58
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 41 39
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 29 27
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 80 74
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 38 34
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.198%, 3/22/32  159 154
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.193%, 3/26/68 (1) 92 92
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 187 172
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 69 64
714
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 305 310
310
Total Asset-Backed Securities
(Cost $38,503) 38,712
CORPORATE BONDS
 39.4%
FINANCIAL INSTITUTIONS
 12.8%
Banking  8.0%
American Express, 2.25%, 3/4/25  445 444
American Express, VR, 5.043%,
7/26/28 (4) 180 181
American Express, VR, 5.098%,
2/16/28 (4) 105 105
American Express, VR, 5.532%,
4/25/30 (4) 205 208
Banco Santander, 3.496%, 3/24/25  200 199
Banco Santander, VR, 5.552%,
3/14/28 (4) 200 201
Banco Santander Mexico Institucion
de Banca Multiple Grupo Financiero
Santand, 5.375%, 4/17/25 (1) 200 200
Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 1.734%, 7/22/27 (4) 190 181
Bank of America, VR, 3.384%, 4/2/26 (4) 265 264
Bank of America, VR, 5.08%, 1/20/27 (4) 200 200
Bank of Montreal, 3.70%, 6/7/25  350 348
Bank of New York Mellon, VR, 4.414%,
7/24/26 (4) 225 224
Bank of New York Mellon, VR, 4.947%,
4/26/27 (4) 255 256
Bank of New York Mellon, VR, 5.148%,
5/22/26 (4) 250 250
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 279
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 200
Barclays, VR, 5.304%, 8/9/26 (4) 200 200
Barclays, VR, 7.325%, 11/2/26 (4) 205 209
BPCE, 4.50%, 3/15/25 (1) 395 394
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 290 297
Capital One Financial, VR, 2.636%,
3/3/26 (4) 265 264
Capital One Financial, VR, 4.985%,
7/24/26 (4) 205 205
Capital One Financial, VR, 6.312%,
6/8/29 (4) 120 123
Capital One Financial, VR, 7.149%,
10/29/27 (4) 115 119
Citigroup, 4.40%, 6/10/25  230 229
Citigroup, VR, 3.106%, 4/8/26 (4) 240 239
Citigroup, VR, 5.174%, 2/13/30 (4) 185 185
Credicorp, 2.75%, 6/17/25 (1) 200 198
Danske Bank, VR, 4.613%, 10/2/30 (1)(4) 200 194
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 200 202
Danske Bank, VR, 6.259%, 9/22/26 (1)(4) 200 202
Fifth Third Bancorp, VR, 4.895%,
9/6/30 (4) 80 79
Goldman Sachs Group, 3.50%, 4/1/25  250 249
Goldman Sachs Group, VR, 4.482%,
8/23/28 (4) 190 188
Goldman Sachs Group, VR, 5.798%,
8/10/26 (4) 390 392
HDFC Bank, 5.686%, 3/2/26  250 252
HSBC Holdings, VR, 1.645%, 4/18/26 (4) 300 298
HSBC Holdings, VR, 2.099%, 6/4/26 (4)
(5) 375 371
HSBC Holdings, VR, 5.13%, 11/19/28 (4) 290 290
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 260 263
JPMorgan Chase, FRN, SOFR + 0.885%,
5.491%, 4/22/27  75 75
JPMorgan Chase, VR, 2.083%,
4/22/26 (4) 460 456
JPMorgan Chase, VR, 4.08%, 4/26/26 (4) 440 440
JPMorgan Chase, VR, 4.979%,
7/22/28 (4) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (4) 180 180
Lloyds Banking Group, VR, 2.438%,
2/5/26 (4) 220 219
Lloyds Banking Group, VR, 5.462%,
1/5/28 (4) 220 222

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 2.63%, 2/18/26 (4) 250 249
Morgan Stanley, VR, 6.138%,
10/16/26 (4) 250 252
Northern Trust, 3.95%, 10/30/25  155 154
PNC Financial Services Group, VR,
4.758%, 1/26/27 (4) 265 264
PNC Financial Services Group, VR,
5.812%, 6/12/26 (4) 100 101
Santander Holdings USA, VR, 2.49%,
1/6/28 (4) 190 180
Santander Holdings USA, VR, 6.124%,
5/31/27 (4)(5) 40 41
Societe Generale, VR, 5.519%,
1/19/28 (1)(4) 270 271
Standard Chartered, 4.30%, 2/19/27 (1) 200 196
Standard Chartered, VR, 5.688%,
5/14/28 (1)(4) 200 202
State Street, 4.33%, 10/22/27  380 377
State Street, VR, 4.857%, 1/26/26 (4) 115 115
U.S. Bancorp, VR, 4.548%, 7/22/28 (4) 280 277
U.S. Bancorp, VR, 5.727%, 10/21/26 (4) 145 146
UBS Group, VR, 1.494%, 8/10/27 (1)(4) 200 190
UBS Group, VR, 4.488%, 5/12/26 (1)(4) 200 199
UBS Group, VR, 6.327%, 12/22/27 (1)(4) 200 205
Wells Fargo, VR, 2.188%, 4/30/26 (4) 205 203
Wells Fargo, VR, 3.908%, 4/25/26 (4) 280 279
Wells Fargo, VR, 4.54%, 8/15/26 (4) 275 274
15,350
Brokerage Asset Managers
Exchanges  0.5%
Charles Schwab, 2.45%, 3/3/27  413 394
Charles Schwab, 3.20%, 3/2/27  135 131
LPL Holdings, 5.70%, 5/20/27  294 297
LPL Holdings, 6.75%, 11/17/28  90 94
Nasdaq, 5.65%, 6/28/25  36 36
952
Finance Companies  1.0%
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  422 434
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 194
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 249
Avolon Holdings Funding, 5.75%,
3/1/29 (1) 190 192
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 93
GATX, 3.25%, 3/30/25  25 25
GATX, 3.25%, 9/15/26  417 406
GATX, 3.85%, 3/30/27  80 78
GATX, 5.40%, 3/15/27  135 136
1,965
Insurance  2.9%
Athene Global Funding, 1.716%,
1/7/25 (1) 435 435
Athene Global Funding, 4.86%,
8/27/26 (1) 220 220
Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 5.349%,
7/9/27 (1) 220 222
Athene Global Funding, 5.684%,
2/23/26 (1) 325 328
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 67
Centene, 4.625%, 12/15/29  205 193
CNO Global Funding, 1.65%, 1/6/25 (1) 240 240
CNO Global Funding, 1.75%, 10/7/26 (1) 505 477
Corebridge Financial, 3.50%, 4/4/25  205 204
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 105
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 90
Elevance Health, 5.35%, 10/15/25  85 85
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 92
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1)(5) 35 34
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 142
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 320
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 145
Highmark, 1.45%, 5/10/26 (1) 115 109
Humana, 1.35%, 2/3/27  90 83
Humana, 4.50%, 4/1/25  145 145
Humana, 5.75%, 3/1/28  85 86
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 289
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 187
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 303
Marsh & McLennan, 4.55%, 11/8/27  365 365
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1)(5) 335 334
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 213
Reinsurance Group of America, 3.95%,
9/15/26  214 211
5,724
Real Estate Investment Trusts  0.4%
Essex Portfolio, 3.375%, 4/15/26  199 195
Realty Income, 5.05%, 1/13/26  65 65
WP Carey, 4.00%, 2/1/25  465 465
725
Total Financial Institutions 24,716
INDUSTRIAL
 24.3%
Basic Industry  1.0%
Celanese U.S. Holdings, 6.05%, 3/15/25  148 148
FMC, 3.20%, 10/1/26  135 131
FMC, 3.45%, 10/1/29  219 200
LYB International Finance III, 1.25%,
10/1/25  177 172
Newmont, 5.30%, 3/15/26  120 120

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Nucor, 3.95%, 5/23/25  125 125
Nutrien, 4.90%, 3/27/28  110 110
POSCO, 4.375%, 8/4/25  450 448
Sherwin-Williams, 4.25%, 8/8/25  110 110
Sherwin-Williams, 4.55%, 3/1/28  225 223
WRKCo, 3.75%, 3/15/25  115 115
1,902
Capital Goods  1.6%
Amcor Flexibles North America, 4.00%,
5/17/25  210 209
Amphenol, 2.05%, 3/1/25  220 219
Amphenol, 4.75%, 3/30/26  363 363
Amphenol, 5.05%, 4/5/27  100 101
BAE Systems, 5.00%, 3/26/27 (1) 220 221
Boeing, 2.196%, 2/4/26  195 189
Boeing, 6.259%, 5/1/27  417 427
Carrier Global, 2.242%, 2/15/25  64 64
Fortive, 3.15%, 6/15/26  219 214
Huntington Ingalls Industries, 5.353%,
1/15/30  80 80
Mohawk Industries, 5.85%, 9/18/28  150 153
Owens Corning, 3.40%, 8/15/26  133 130
Owens Corning, 5.50%, 6/15/27  170 173
Regal Rexnord, 6.05%, 2/15/26  576 581
3,124
Communications  3.9%
American Tower, 1.60%, 4/15/26  473 454
American Tower, 2.40%, 3/15/25  170 169
American Tower, 3.55%, 7/15/27  178 172
AT&T, 4.10%, 2/15/28  95 93
Charter Communications Operating,
4.908%, 7/23/25  221 221
Charter Communications Operating,
6.15%, 11/10/26  120 122
Cox Communications, 3.35%, 9/15/26 (1) 90 88
Cox Communications, 3.50%, 8/15/27 (1) 100 97
Cox Communications, 3.85%, 2/1/25 (1) 70 70
Crown Castle, 1.05%, 7/15/26  255 241
Crown Castle, 2.90%, 3/15/27  265 254
Crown Castle, 4.45%, 2/15/26  320 319
Crown Castle, 5.00%, 1/11/28  85 85
Crown Castle, 5.60%, 6/1/29  145 148
Crown Castle Towers, 4.241%,
7/15/28 (1) 80 77
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 462
KT, 4.00%, 8/8/25 (1) 450 447
KT, 4.125%, 2/2/28 (1) 200 195
NTT Finance, 4.239%, 7/25/25 (1)(5) 200 200
Rogers Communications, 2.95%, 3/15/25  430 428
Rogers Communications, 3.20%, 3/15/27  410 395
Rogers Communications, 5.00%, 2/15/29  285 283
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 169
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 145
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 100
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 325
Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 553
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 297
T-Mobile USA, 2.25%, 2/15/26  195 189
T-Mobile USA, 3.50%, 4/15/25  265 264
Take-Two Interactive Software, 3.55%,
4/14/25  150 149
Take-Two Interactive Software, 5.00%,
3/28/26  340 340
7,551
Consumer Cyclical  6.0%
Advance Auto Parts, 5.90%, 3/9/26  225 227
Aptiv Swiss Holdings, 4.65%, 9/13/29  200 194
AutoZone, 3.625%, 4/15/25  120 120
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 487
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 150
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 176
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 150
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 286
Dollar General, 3.875%, 4/15/27  97 95
Dollar General, 4.125%, 5/1/28  323 314
Dollar General, 4.625%, 11/1/27  155 154
Dollar General, 5.20%, 7/5/28  166 166
Ford Motor Credit, 5.125%, 6/16/25  290 290
Ford Motor Credit, 5.125%, 11/5/26  200 200
Ford Motor Credit, 5.80%, 3/5/27  235 237
General Motors Financial, 2.90%, 2/26/25  485 483
General Motors Financial, 5.35%, 7/15/27  295 298
General Motors Financial, 5.40%, 4/6/26  135 136
General Motors Financial, 5.40%, 5/8/27  115 116
Genuine Parts, 1.75%, 2/1/25  105 105
Hyundai Capital America, 5.25%,
1/8/27 (1) 100 100
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 121
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 162
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 121
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 198
Lowe's, 3.35%, 4/1/27  80 78
Lowe's, 4.40%, 9/8/25 (5) 305 304
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 3.75%, 3/15/25  55 55
Marriott International, 5.45%, 9/15/26  90 91
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Marriott International, Series R, 3.125%,
6/15/26  365 357
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 565
O'Reilly Automotive, 5.75%, 11/20/26  573 583
Ross Stores, 0.875%, 4/15/26  290 276
Ross Stores, 4.60%, 4/15/25  810 809
Sands China, 3.80%, 1/8/26  300 294
Starbucks, 4.00%, 11/15/28  80 78
Uber Technologies, 4.50%, 8/15/29 (1) 463 448
VF, 2.40%, 4/23/25  425 421
VF, 2.80%, 4/23/27  225 211
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 199
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 336
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 242
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 282
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 203
11,488
Consumer Non-Cyclical  5.2%
Altria Group, 2.625%, 9/16/26  215 208
BAT International Finance, 1.668%,
3/25/26  225 217
BAT International Finance, 4.448%,
3/16/28  460 452
Becton Dickinson & Company, 4.693%,
2/13/28  375 373
Becton Dickinson & Company, 6.70%,
12/1/26  183 190
Cencora, 4.625%, 12/15/27  165 165
Cencora, 4.85%, 12/15/29 (5) 90 89
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 186
CSL Finance, 3.85%, 4/27/27 (1) 90 88
CVS Health, 1.30%, 8/21/27  545 493
CVS Health, 2.875%, 6/1/26  177 172
CVS Health, 3.00%, 8/15/26  105 102
CVS Health, 5.00%, 2/20/26  450 449
HCA, 3.125%, 3/15/27  260 250
HCA, 5.375%, 2/1/25  165 165
HCA, 5.625%, 9/1/28  525 531
HCA, 5.875%, 2/15/26  185 186
Heineken, 3.50%, 1/29/28 (1) 1,000 962
Icon Investments Six, 5.809%, 5/8/27  400 406
IQVIA, 6.25%, 2/1/29  125 129
Kroger, 2.65%, 10/15/26  209 202
Kroger, 3.70%, 8/1/27  54 53
Mars, 4.55%, 4/20/28 (1) 405 401
Mattel, 3.375%, 4/1/26 (1) 265 259
Mattel, 5.875%, 12/15/27 (1) 230 231
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 48
Pernod Ricard, 3.25%, 6/8/26 (1) 495 484
Philip Morris International, 4.875%,
2/13/26  230 231
Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.45%, 2/25/27 (1) 505 510
Stryker, 4.25%, 9/11/29  190 184
Utah Acquisition Sub, 3.95%, 6/15/26  263 259
Viatris, 2.30%, 6/22/27  203 190
Viterra Finance, 2.00%, 4/21/26 (1) 200 192
Viterra Finance, 4.90%, 4/21/27 (1) 280 279
Zoetis, 3.00%, 9/12/27  298 285
Zoetis, 5.40%, 11/14/25  260 261
9,882
Energy  2.9%
Canadian Natural Resources, 2.05%,
7/15/25  485 478
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 41
DCP Midstream Operating, 5.375%,
7/15/25  359 360
Diamondback Energy, 5.20%, 4/18/27  130 131
Enbridge, 2.50%, 1/15/25  265 265
Enbridge, 2.50%, 2/14/25  150 150
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 93
Energy Transfer, 2.90%, 5/15/25  65 64
Energy Transfer, 5.25%, 7/1/29  160 161
Energy Transfer, 6.05%, 12/1/26  475 485
EQT, 3.125%, 5/15/26 (1) 420 409
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 103
Occidental Petroleum, 5.00%, 8/1/27  160 160
Occidental Petroleum, 5.20%, 8/1/29  115 114
Occidental Petroleum, 5.875%, 9/1/25  248 249
ONEOK, 4.25%, 9/24/27  400 393
ONEOK, 5.55%, 11/1/26  245 248
Ovintiv, 5.65%, 5/15/25  215 215
Sabine Pass Liquefaction, 5.625%, 3/1/25  48 48
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27 (1) 275 274
TER Finance Jersey, Series 21, Zero
Coupon, 1/2/25 (1)(6) 200 200
Williams, 4.80%, 11/15/29  165 163
Williams, 5.40%, 3/2/26  505 509
Woodside Finance, 3.70%, 9/15/26 (1) 119 116
5,541
Technology  2.6%
Atlassian, 5.25%, 5/15/29  105 106
CDW, 5.10%, 3/1/30  80 79
Fiserv, 5.15%, 3/15/27  235 237
Fortinet, 1.00%, 3/15/26  330 315
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 202
Intel, 3.40%, 3/25/25  410 408
Intel, 3.75%, 8/5/27  165 160
Intel, 4.00%, 8/5/29  180 171
Intel, 4.875%, 2/10/28  56 56
Micron Technology, 4.185%, 2/15/27  50 49
Micron Technology, 4.975%, 2/6/26  50 50
Micron Technology, 5.375%, 4/15/28  260 262
NXP, 2.70%, 5/1/25  300 297
NXP, 3.15%, 5/1/27  20 19

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
NXP, 3.875%, 6/18/26  155 153
NXP, 4.40%, 6/1/27  35 35
Oracle, 5.80%, 11/10/25  140 141
PayPal Holdings, 2.85%, 10/1/29  306 280
S&P Global, 2.45%, 3/1/27  510 487
Western Digital, 4.75%, 2/15/26  475 470
Western Union, 1.35%, 3/15/26  305 292
Western Union, 2.85%, 1/10/25  666 666
Workday, 3.50%, 4/1/27  120 117
5,052
Transportation  1.1%
American Airlines, Series 2017-2, Class
B, 3.70%, 10/15/25  190 186
Canadian Pacific Railway, 1.75%, 12/2/26  135 128
Element Fleet Management, 5.643%,
3/13/27 (1) 175 177
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 343
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 140
FedEx, 3.25%, 4/1/26  312 306
Penske Truck Leasing, 1.70%, 6/15/26 (1) 25 24
Penske Truck Leasing, 3.95%, 3/10/25 (1) 180 180
Penske Truck Leasing, 5.35%, 1/12/27 (1) 95 96
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 535
2,115
Total Industrial 46,655
UTILITY
 2.3%
Electric  2.0%
AES, 3.30%, 7/15/25 (1) 190 188
American Electric Power, 5.20%, 1/15/29  325 328
Appalachian Power, Series X, 3.30%,
6/1/27  437 421
Constellation Energy Generation, 5.60%,
3/1/28  145 148
DTE Energy, 4.95%, 7/1/27  150 151
Enel Finance International, 1.625%,
7/12/26 (1) 265 252
Enel Finance International, 7.05%,
10/14/25 (1) 200 203
Exelon, 5.15%, 3/15/29  100 101
FirstEnergy, Series B, 3.90%, 7/15/27  205 200
FirstEnergy Transmission, 4.55%,
1/15/30 (1) 80 78
NextEra Energy Capital Holdings,
1.875%, 1/15/27  310 292
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 230
NextEra Energy Capital Holdings,
5.749%, 9/1/25  130 131
NextEra Energy Capital Holdings,
6.051%, 3/1/25  115 115
Pacific Gas & Electric, 3.50%, 6/15/25  220 218
Southern, 5.113%, 8/1/27  180 181
Terraform Global Operating, 6.125%,
3/1/26 (1) 450 448
Vistra Operations, 5.05%, 12/30/26 (1) 105 105
Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1) 110 110
3,900
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 3.30%, 4/1/25  175 174
Sempra, 5.40%, 8/1/26  125 126
Southern California Gas, 2.95%, 4/15/27  185 178
539
Total Utility 4,439
Total Corporate Bonds
(Cost $75,935) 75,810
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.0%
Government Sponsored  0.2%
MEGlobal Canada, 5.00%, 5/18/25  450 449
449
Owned No Guarantee  1.8%
Bank Mandiri Persero, 5.50%, 4/4/26  500 502
Korea Electric Power, 5.375%, 7/31/26 (1) 450 454
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 436
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 198
NBN, 1.45%, 5/5/26 (1) 405 387
QNB Finance, 2.625%, 5/12/25  450 446
Republic of Chile, 3.625%, 8/1/27  525 504
State Bank of India, 1.80%, 7/13/26  500 477
3,404
Total Foreign Government Obligations
& Municipalities
(Cost $3,876) 3,853
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.5%
Collateralized Mortgage
Obligations  4.3%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 17 16
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 94 78
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 27 22
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 84 72
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 93 76
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 86 71

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP
5.341%, 9/25/69 (1) 336 333
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
8.10%, 9/25/29, Acquisition Date: 8/29/24,
Cost $250 (3)(6) 250 250
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 124 109
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 212 187
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 67 59
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 89 83
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 68 55
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 47 39
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 86 72
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 322 320
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 286 287
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 421 417
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 19 18
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 40 35
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 243 240
EFMT
Series 2024-INV2, Class A2, CMO, ARM
5.289%, 10/25/69 (1) 99 98
EFMT
Series 2024-NQM1, Class A1B, CMO,
STEP
5.81%, 11/25/69 (1) 465 465
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 12 12
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 55 45
Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.303%, 3/25/50 (1) 122 115
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.642%, 12/25/46 (1) 37 37
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.859%, 5/25/47 (1) 13 13
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 35 31
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 10 10
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 15 14
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 218
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 312
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO,
ARM
5.976%, 7/25/44 (1) 3 3
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 89 73
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO,
STEP
4.767%, 6/25/67 (1) 298 296
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 82 72
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 24 23
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 115 100
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 42 36
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 322 283
OBX Trust
Series 2019-EXP2, Class 2A2, CMO,
ARM
1M TSFR + 1.314%, 5.902%, 6/25/59 (1) 14 14
OBX Trust
Series 2020-EXP1, Class 2A2, CMO,
ARM
1M TSFR + 1.064%, 5.403%, 2/25/60 (1) 23 23

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 84 72
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 22 19
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 49 43
OBX Trust
Series 2024-NQM17, Class A3, CMO,
STEP
6.015%, 11/25/64 (1) 169 169
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 172 150
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 23 21
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 2 2
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 32 28
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 117 116
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 66 61
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 203 179
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.219%, 1/25/34 (1) 47 48
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.369%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 7.684%, 6/25/42 (1) 172 177
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.419%, 11/25/43 (1) 94 95
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.819%, 3/25/44 (1) 330 331
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 45 39
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 335 314
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 72 63
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 89 88
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 148 145
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
2.733%, 5/25/65 (1) 20 19
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 28 25
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 38 33
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 27 24
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 50 45
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 77 65
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 14 13
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 55 50
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 262 233
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 97 98
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 78 78
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 89 91
8,157
Commercial Mortgage-Backed
Securities  4.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.662%, 4/15/34 (1) 265 246
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  46 47
BANK5
Series 2024-5YR10, Class AS
5.637%, 10/15/57  150 151
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 169
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  95 98

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  250 256
BANK5
Series 2024-5YR8, Class AS, ARM
6.378%, 8/15/57  185 191
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  183 183
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  19 19
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 5.311%, 6/15/38 (1) 120 111
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 144
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  68 68
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  110 112
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM
6.064%, 8/15/57  170 174
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM
6.364%, 2/15/57  265 274
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  122 122
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 5.662%, 9/15/38 (1) 200 198
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 6.412%, 8/15/38 (1) 166 118
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 5.387%, 1/17/39 (1) 190 189
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 6.149%, 12/15/39 (1) 160 160
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.038%, 5/15/41 (1) 193 194
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.238%, 5/15/41 (1) 193 194
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 6.239%, 1/15/42 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.838%, 1/15/42 (1) 245 244
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM
1M TSFR + 1.367%, 5.765%, 12/15/37 (1) 240 240
Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 205 199
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 150 145
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.512%, 8/10/47 (1) 97 92
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 57 56
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 6.211%, 7/15/38 (1) 172 172
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.864%, 6.262%, 5/15/26 (1) 160 141
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 6.338%, 5/15/37 (1) 240 240
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 6.612%, 9/15/29 (1) 355 309
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.532%, 10/15/33 (1) 255 245
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 6.932%, 10/15/33 (1) 210 194
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.264%, 8/15/38 (1) 243 240
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 136
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.989%, 5/15/41 (1) 245 245
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 298
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.461%, 3/15/36 (1) 315 306
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.611%, 3/15/36 (1) 170 164
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.138%, 5/15/39 (1) 195 193
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.488%, 6/15/39 (1) 270 270

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 41
7,688
Residential Mortgage  0.2%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 296 293
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 88 83
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 31 30
406
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $17,045) 16,251
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 6.6%
U.S. Government Agency
Obligations  5.5%
Federal Home Loan Mortgage
3.50%, 3/1/46  76 69
5.00%, 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  48 49
7.00%, 3/1/39  36 38
7.50%, 6/1/38  34 35
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.488%, 1/1/36  3 3
1Y CMT + 2.25%, 7.079%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 7.606%, 10/1/36  3 3
RFUCCT1Y + 1.742%, 7.031%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  2 2
RFUCCT1Y + 1.815%, 6.311%, 1/1/37  1 1
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  6 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  8 8
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  173 149
2.50%, 1/1/52 - 5/1/52  279 230
3.00%, 11/1/34  111 105
3.50%, 2/1/52  235 209
4.00%, 12/1/49  29 27
4.50%, 5/1/50 - 9/1/52  929 876
5.50%, 8/1/53  243 241
6.00%, 9/1/53  325 328
Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  155 155
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  2 2
RFUCCT1Y + 1.539%, 6.835%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 6.487%, 12/1/35  5 5
RFUCCT1Y + 1.589%, 6.82%, 7/1/36  3 3
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.989%, 4/1/38  7 7
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.381%, 12/1/35  1 1
RFUCCT1Y + 1.906%, 7.281%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  97 76
2.50%, 1/1/52 - 1/1/54  470 386
3.00%, 1/1/27  26 25
3.50%, 3/1/28 - 1/1/52  101 91
4.00%, 11/1/49 - 9/1/52  642 589
4.50%, 12/1/40 - 1/1/50  331 317
5.00%, 9/1/25 - 9/1/54  2,213 2,146
5.50%, 12/1/34 - 10/1/54  903 899
6.00%, 3/1/34 - 6/1/54  559 572
6.50%, 7/1/32 - 2/1/54  2,741 2,799
10,499
U.S. Government Obligations  1.1%
Government National Mortgage Assn.
2.00%, 3/20/52  18 15
3.00%, 9/20/47  590 518
3.50%, 7/20/52  710 635
4.00%, 10/20/50 - 10/20/52  348 321
5.00%, 12/20/34 - 11/20/47  199 198
5.50%, 3/20/48 - 3/20/49  31 32
Government National Mortgage Assn.,
TBA, 5.50%, 1/20/55 (7) 460 456
2,175
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $13,128) 12,674
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 19.9%
U.S. Treasury Obligations  19.9%
U.S. Treasury Notes, 3.50%, 9/30/26 (5)
(8) 8,955 8,845
U.S. Treasury Notes, 3.75%, 8/31/26  8,890 8,822
U.S. Treasury Notes, 4.125%, 10/31/26  8,875 8,857
U.S. Treasury Notes, 4.25%, 11/30/26  10,160 10,160

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.25%, 12/31/26  1,500 1,500
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $38,337) 38,184
SHORT-TERM INVESTMENTS
 4.1%
Commercial Paper  1.6%
4(2)  1.6% (9)
Bacardi Martini, 4.89%, 1/22/25  545 543
Brunswick, 5.008%, 1/3/25  545 545
Constellation Brands, 4.94%, 1/8/25  545 544
Crown Castle International, 5.024%,
1/7/25  340 340
CVS Health, 4.994%, 1/27/25  545 543
Nissan Motor Acceptance, 5.016%, 1/3/25  545 545
3,060
Money Market Funds  2.5%
T. Rowe Price Government Reserve
Fund, 4.53% (10)(11) 4,865 4,865
4,865
Total Short-Term Investments
(Cost $7,925) 7,925
SECURITIES LENDING COLLATERAL
 1.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve
Fund, 4.53% (10)(11) 2,164 2,164
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 2,164
Total Securities Lending Collateral
(Cost $2,164) 2,164
Total Investments in Securities
101.7% of Net Assets
(Cost $196,913) $ 195,573
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,696 and represents 37.3% of net assets.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(2) All or a portion of this loan is unsettled as of December 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $595 and represents 0.3% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(5) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $456 and represents 0.2% of net assets.
(8) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $3,060 and represents 1.6% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 39 U.S. Treasury Notes five year contracts 3/25 (4,146) $ 18
Short, 44 U.S. Treasury Notes ten year contracts 3/25 (4,785) 82
Long, 296 U.S. Treasury Notes two year contracts 3/25 60,861 5
Short, 10 Ultra U.S. Treasury Bonds contracts 3/25 (1,189) 50
Short, 22 Ultra U.S. Treasury Notes ten year contracts 3/25 (2,449) 34
Net payments (receipts) of variation margin to date (171)
Variation margin receivable (payable) on open futures contracts $ 18

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ — $ — $ 157++
Totals $ —# $ — $ 157+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 3,436  ¤  ¤ $ 7,029
Total $ 7,029^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $157 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,029.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $196,913) $ 195,573
Interest receivable 1,516
Cash 58
Receivable for shares sold 29
Variation margin receivable on futures contracts 18
Due from affiliates 6
Receivable for investment securities sold 1
Other assets 11
Total assets 197,212
Liabilities
Payable for investment securities purchased 2,599
Obligation to return securities lending collateral 2,164
Payable for shares redeemed 75
Investment management fees payable 48
Other liabilities 38
Total liabilities 4,924
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 192,288
Net Assets Consist of:
Total distributable earnings (loss) $ (7,729)
Paid-in capital applicable to 41,000,901 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 200,017
NET ASSETS $ 192,288
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $172,503; Shares outstanding: 36,765,139) $ 4.69
Limited-Term Bond Portfolio-II Class
(Net assets: $19,785; Shares outstanding: 4,235,762) $ 4.67

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest $ 8,943
Dividend 157
Securities lending 8
Total income 9,108
Expenses
Investment management and administrative expenses
(1)
433
Investment management 384
Shareholder servicing
Limited-Term Bond Portfolio Class $ 176
Limited-Term Bond Portfolio-II Class 20 196
Rule 12b-1 fees
Limited-Term Bond Portfolio-II Class 45
Prospectus and shareholder reports
Limited-Term Bond Portfolio Class 16
Custody and accounting 149
Legal and audit 28
Directors 1
Miscellaneous 6
Waived / paid by Price Associates (246)
Total expenses 1,012
Net investment income 8,096
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (468)
Futures (205)
Swaps (30)
Options written (9)
Net realized loss (712)
Change in net unrealized gain / loss
Securities 1,704
Futures 182
Swaps 56
Change in net unrealized gain / loss 1,942
Net realized and unrealized gain / loss 1,230
INCREASE IN NET ASSETS FROM OPERATIONS
$ 9,326
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,096 $ 5,903
Net realized loss (712) (2,745)
Change in net unrealized gain / loss 1,942 5,659
Increase in net assets from operations 9,326 8,817
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (7,352) (5,399)
Limited-Term Bond Portfolio-II Class (715) (510)
Decrease in net assets from distributions (8,067) (5,909)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 32,304 32,342
Limited-Term Bond Portfolio-II Class 5,202 3,881
Distributions reinvested
Limited-Term Bond Portfolio Class 7,355 5,392
Limited-Term Bond Portfolio-II Class 716 509
Shares redeemed
Limited-Term Bond Portfolio Class (36,766) (32,943)
Limited-Term Bond Portfolio-II Class (3,285) (4,846)
Increase in net assets from capital share transactions 5,526 4,335
Net Assets
Increase during period 6,785 7,243
Beginning of period 185,503 178,260
End of period $ 192,288 $ 185,503
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 6,903 7,030
Limited-Term Bond Portfolio-II Class 1,117 848
Distributions reinvested
Limited-Term Bond Portfolio Class 1,573 1,170
Limited-Term Bond Portfolio-II Class 154 111
Shares redeemed
Limited-Term Bond Portfolio Class (7,854) (7,159)
Limited-Term Bond Portfolio-II Class (707) (1,056)
Increase in shares outstanding 1,186 944

T. ROWE PRICE Limited-Term Bond Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-
Term Bond Portfolio (Limited-Term Bond Portfolio Class) and the Limited-Term Bond Portfolio–II (Limited-Term Bond
Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule
12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–
II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Limited-Term Bond Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Limited-Term Bond Portfolio

determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 93,423 $ — $ 93,423
Corporate Bonds — 75,610 200 75,810
Non-U.S. Government Mortgage-Backed Securities — 16,001 250 16,251
Short-Term Investments 4,865 3,060 — 7,925
Securities Lending Collateral 2,164 — — 2,164
Total Securities 7,029 188,094 450 195,573
Futures Contracts* 189 — — 189
Total $ 7,218 $ 188,094 $ 450 $ 195,762
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $346,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 189
*
Total $ 189
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (71) $ (9) $ (205) $ — $ (285)
Credit derivatives — — — (30) (30)
Total $ (71) $ (9) $ (205) $ (30) $ (315)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 182 $ — $ 182
Credit derivatives — — — 56 56
Total $ — $ — $ 182 $ 56 $ 238
^ Options purchased are reported as securities.

T. ROWE PRICE Limited-Term Bond Portfolio

underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 37% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of

T. ROWE PRICE Limited-Term Bond Portfolio

a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in

T. ROWE PRICE Limited-Term Bond Portfolio

excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, the value of loaned securities was $2,104,000; the value of cash collateral and related investments was $2,164,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $76,792,000 and $80,500,000, respectively, for the year ended December 31,
2024. Purchases and sales of U.S. government securities aggregated $157,021,000 and $150,480,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 8,067 $ 5,909

T. ROWE PRICE Limited-Term Bond Portfolio

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.70% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.50% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through April 30, 2024 were $123,000 and allocated ratably in the amounts of
$112,000 and $11,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.50%.
The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently
($000s)
Cost of investments $ 196,943
Unrealized appreciation $ 704
Unrealized depreciation (2,075)
Net unrealized appreciation (depreciation) $ (1,371)
($000s)
Undistributed ordinary income $ 114
Net unrealized appreciation (depreciation) (1,371)
Loss carryforwards and deferrals (6,472)
Total distributable earnings (loss) $ (7,729)

T. ROWE PRICE Limited-Term Bond Portfolio

to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $123,000 and allocated ratably in the amounts of $112,000 and
$11,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the period
May 1, 2024 through December 31, 2024. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $123,000 remain subject to repayment by the fund at December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $83,000 for Price Associates and $3,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Limited-Term Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term
Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Limited-Term Bond Portfolio (constituting T. Rowe Price Fixed Income Series, Inc., referred to hereafter as the "Fund")
as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended
December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Limited-Term Bond Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $7,327,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

  (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

  (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025